Note 44 - Related Parties - Transactions and Balances with Associated Company Except Key Management Personnel (Details) - ARS ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash and Other Demand Deposits Member
Transactions and Balances with Associated Company Except Key Management Personnel LineItems
Balances with Associated Company	$ 70,000	$ 112,000	$ 15,000
Results with Associated Company	0	0
Loans and Advances Member
Transactions and Balances with Associated Company Except Key Management Personnel LineItems
Balances with Associated Company	5,723,637,000	3,052,595,000	2,148,283,000
Results with Associated Company	1,675,337,000	710,579,000
Debt Securities at Fair Value Through Profit or Loss Member
Transactions and Balances with Associated Company Except Key Management Personnel LineItems
Balances with Associated Company	50,398,000	6,170,000	10,777,000
Results with Associated Company	40,713,000	0
Derivative Financial Assets Member
Transactions and Balances with Associated Company Except Key Management Personnel LineItems
Balances with Associated Company	0	1,097,000	5,699,000
Results with Associated Company	0	1,223,000
Other Financial Assets Member
Transactions and Balances with Associated Company Except Key Management Personnel LineItems
Balances with Associated Company	161,622,000	0	0
Results with Associated Company	0	0
Deposits Member
Transactions and Balances with Associated Company Except Key Management Personnel LineItems
Balances with Associated Company	149,338,000	53,899,000	47,875,000
Results with Associated Company	35,992,000	160,000
Trading Liabilities Member
Transactions and Balances with Associated Company Except Key Management Personnel LineItems
Balances with Associated Company	223,833,000	0	0
Results with Associated Company	0	0
Other Financial Liabilities Member
Transactions and Balances with Associated Company Except Key Management Personnel LineItems
Balances with Associated Company	37,390,000	0	0
Results with Associated Company	0	0
Other Liabilities Member
Transactions and Balances with Associated Company Except Key Management Personnel LineItems
Balances with Associated Company	0	4,612,000	750,000
Results with Associated Company	4,320,000	7,106,000
Financing Received Member
Transactions and Balances with Associated Company Except Key Management Personnel LineItems
Balances with Associated Company	0	121,328,000	0
Results with Associated Company	6,509,000	2,308,000
Derivative Financial Liabilities Member
Transactions and Balances with Associated Company Except Key Management Personnel LineItems
Balances with Associated Company	381,998,000	17,756,000	1,061,000
Results with Associated Company	758,798,000	3,574,000
Debt Securities Issued Member
Transactions and Balances with Associated Company Except Key Management Personnel LineItems
Balances with Associated Company	115,263,000	140,816,000	54,794,000
Results with Associated Company	40,312,000	7,573,000
Other Operating Income Member
Transactions and Balances with Associated Company Except Key Management Personnel LineItems
Balances with Associated Company	0	0	0
Results with Associated Company	18,270,000	10,184,000
Interest Rate Swaps Member
Transactions and Balances with Associated Company Except Key Management Personnel LineItems
Balances with Associated Company	2,364,460,000	4,004,089,000	2,003,368,000
Results with Associated Company	0	0
Securities In Custody Member
Transactions and Balances with Associated Company Except Key Management Personnel LineItems
Balances with Associated Company	506,076,000	329,951,000	701,679,000
Results with Associated Company	481,000	0
Securities Granted
Transactions and Balances with Associated Company Except Key Management Personnel LineItems
Balances with Associated Company	284,000	0	0
Results with Associated Company	0	0
Guarantees Received Member
Transactions and Balances with Associated Company Except Key Management Personnel LineItems
Balances with Associated Company	23,864,000	8,462,000	$ 0
Results with Associated Company	$ 288,000	$ 323,000